Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14—RELATED PARTY TRANSACTIONS

Long-term investments and other assets, includes amounts due for non-interest bearing advances made to employees that are expected to be repaid in excess of one year. Amounts due from related parties as of both September 30, 2014 and December 31, 2013, amounted to approximately $0.3 million. As of September 30, 2014 and December 31, 2013, this amount was fully reserved.

Prepaid expenses and other current assets at September 30, 2014 and December 31, 2013 included a receivable for $25,000 and $0.3 million, respectively, from certain members of management in regards to their personal use of the corporate jet.

The Company incurred additional expenses of $1.7 million and $0.6 million during the nine months ended September 30, 2014 and 2013, respectively, for other related-party transactions including contributions to the charitable organization Vivint Gives Back, legal fees, and services. Accrued expenses and other current liabilities at September 30, 2014 and December 31, 2013, included a payable to Vivint Gives Back for $0.2 million and $1.1 million, respectively. In addition, transactions with Solar, as described in Note 4, are considered to be related-party transactions.

On November 16, 2012, the Company entered into a support and services agreement with Blackstone Management Partners L.L.C. (“BMP”), an affiliate of Blackstone. Under the support and services agreement, the Company engaged BMP to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses of approximately $2.4 million and $3.5 million during the nine months ended September 30, 2014 and 2013, respectively.

Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Company be obligated to pay more than $1.5 million during any calendar year.

On September 3, 2014, APX Group, Inc., a wholly-owned subsidiary of the Company, paid a dividend in the amount of $50.0 million to its stockholders.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.

NOTE 15—RELATED PARTY TRANSACTIONS

During 2009, the Company acquired certain customer lead generation know-how and technology from a company owned by a stockholder and agreed to pay the seller monthly amounts ranging from $40,000 to $50,000 through January 2013. During the Predecessor Period ended November 16, 2012, the Company paid $525,000, of which $120,000 was paid as part of the Merger and completely satisfied the obligation, under this agreement.

Long-term investments and other assets, includes amounts due for non-interest bearing advances made to employees that are expected to be repaid in excess of one year. Amounts due from related parties as of December 31, 2013 and 2012, amounted to approximately $341,000. As of December 31, 2013, this amount was fully reserved.

The Company recognized revenue of approximately $6,629,000 and $9,852,000 for providing monitoring services for contracts owned by stockholders and employees of the Company during the Predecessor Period ended November 16, 2012 and the year ended December 31, 2011, respectively.

The Company incurred expenses of approximately $31,000, $1,441,000 and $1,344,000 for use of a corporate jet owned partially by stockholders of the Company during the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012 and the year ended December 31, 2011, respectively. The stockholders of the Company sold their share of the corporate jet during the first quarter of fiscal year 2013 and as such, no related-party expenses were incurred during the year ended December 31, 2013. In addition, prepaid expenses and other current assets at December 31, 2013, included a receivable for $334,000 from certain members of management in regards to their personal use of the corporate jet.

The Company incurred additional expenses during the year ended December 31, 2013, the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012, and the year ended December 31, 2011 of approximately $3,051,000, $57,000, $1,222,000 and $2,382,000, respectively, for other related-party transactions including contributions to Vivint Gives Back, the Vivint Family Foundation, legal fees, and purchase of tools and supplies. In addition, Accrued expenses and other current liabilities at December 31, 2013 and 2012, included a payable to Vivint Gives Back for $1,146,000 and $173,000, respectively.

Prepaid expenses and other current assets at December 31, 2012, included a receivable for $9,200,000 owed by a member of management of the Company related to the Merger. This obligation was satisfied by this individual during the year ended December 31, 2013.

In connection with the Merger, the Company entered into a support and services agreement with Blackstone Management Partners L.L.C. (“BMP”), an affiliate of Blackstone. Under the support and services agreement, the Company paid BMP, at the closing of the Merger, an approximately $20,000,000 transaction fee as consideration for BMP undertaking due diligence investigations and financial and structural analysis and providing corporate strategy and other advice and negotiation assistance in connection with the Merger. In addition, the Company has agreed to reimburse BMP for any out-of-pocket expenses incurred by BMP and its affiliates and to indemnify BMP and its affiliates and related parties, in each case, in connection with the Transactions and the provision of services under the support and services agreement.

In addition, under the agreement with BMP, the Company engaged BMP to provide monitoring, advisory and consulting services on an ongoing basis. In consideration for these services, the Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2,700,000 subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year “true-up” adjustments as determined by the agreement. The Company incurred expenses of approximately $2,918,000 related to this agreement during the year ended December 31, 2013.

Under the support and services agreement, the Company also engaged BMP to arrange for Blackstone’s portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group to be warranted and appropriate. BMP will invoice the Company for such services based on the time spent by the relevant personnel providing such services during the applicable period but in no event shall the Surviving Company be obligated to pay more than $1,500,000 during any calendar year.

In connection with the issuance of the $450,000,000 senior unsecured notes during the year ended December 31, 2013, Blackstone Advisory Partners L.P. participated as one of the initial purchasers of the senior unsecured notes and received approximately $425,000 in fees at the time of closing.

Transactions involving related parties cannot be presumed to be carried out at an arm’s-length basis.